SHARE-BASED PAYMENTS (Details Narrative)			6 Months Ended		12 Months Ended
	Jul. 14, 2021 USD ($) shares	Jul. 14, 2021 CAD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 28, 2023 USD ($)	Mar. 04, 2022 $ / shares	Feb. 02, 2022 $ / shares	Jul. 14, 2021 $ / shares	Jan. 21, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | (per share)								$ 5.00	$ 5.00	$ 3.50	$ 0.05
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation number of shares issued | shares	1,001,242	1,001,242
Share price | $ / shares										$ 3.50
Proceeds from issuance of warrants		$ 3,504,346
Warrants and rights outstanding	$ 500,620						$ 500,620
Non-Employee [Member] | Selling, General and Administrative Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation expense			$ 212,609	$ 262,034	$ 498,450	$ 355,334
Time Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of vested shares | shares			492,492		350,883
Time Options [Member] | Non-Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized compensation expense			$ 324,574		$ 583,913